Document and Entity Information	May 11, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001762303
Document Type	8-K/A
Document Period End Date	May 11, 2023
Entity Registrant Name	AVITA Medical, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39059
Entity Tax Identification Number	85-1021707
Entity Address, Address Line One	28159 Avenue Stanford
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Valencia
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91355
City Area Code	661
Local Phone Number	367.9170
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	RCEL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On May 12, 2023, AVITA Medical, Inc. (the “Company”) furnished a Current Report on Form 8-K (the “Original Form 8-K”) with a transcript of the Company’s May 11, 2023 conference call discussing the Company’s financial results for its fiscal quarter ended March 31, 2023 as Exhibit 99.2. Exhibit 99.2 to the Original Form 8-K inadvertently included extraneous tabular information from S&P Global Market Intelligence, including financial results and consensus data for the quarter ended March 31, 2023 in Australian Dollars. The Company’s actual results are reported in U.S. Dollars and included $10.6 million in revenue and a net loss of $9.2 million, or $0.37 per share. For further details, please refer to the Company’s Form 10-Q filed with the SEC on May 11, 2023. The information in Item 2.02 of this Current Report on Form 8-K/A is intended to be furnished and shall not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (the “Exchange Act”) or otherwise subject to the liabilities of that section, nor shall it be deemed incorporated by reference in any filing under the Securities Act of 1933 or the Exchange Act, except as expressly set forth by specific reference in such filing.